Average number of employees (Detail) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	4,033	3,403	3,305
Equity accounted units | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	858	725	704
Equity accounted units | Canada
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	50	5	0
Equity accounted units | UK
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Europe
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	24	25	0
Equity accounted units | Africa
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,293	1,176	1,218
Equity accounted units | US
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	311	58	0
Equity accounted units | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | South America
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,497	1,414	1,383
Equity accounted units | India
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Subsidiaries and joint operations
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	55,561	53,771	50,421
Percent of employees of subsidiary companies	100.00%
Subsidiaries and joint operations | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	25,098	25,045	23,829
Subsidiaries and joint operations | Canada
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	14,157	13,864	13,344
Subsidiaries and joint operations | UK
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	366	323	202
Subsidiaries and joint operations | Europe
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	875	912	994
Subsidiaries and joint operations | Africa
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	3,567	3,180	2,797
Subsidiaries and joint operations | US
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	4,113	3,973	3,655
Subsidiaries and joint operations | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	4,962	4,700	4,175
Subsidiaries and joint operations | South America
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	449	389	286
Subsidiaries and joint operations | India
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,183	611	396
Subsidiaries and joint operations | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	486	469	454
Subsidiaries and joint operations | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	305	305	289